Note 7 - Balance Sheet Disclosures - Advance Payments Received From Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Current - advance payments received from customers	€ 354	€ 0	[1]
Non-current - advance payments received from customers	49,288	44,756	[1]
Advance payments received from customers	49,288	44,756
Balance as of Jan 1	44,756	38,972
Additions	4,688	5,198
Repayment	(1,448)	(912)
Net interest	1,646	1,498
Reclassification to current	(354)
Balance as of Dec 31	49,288	44,756
Repayment for advance payments received from customers [member]
Statement Line Items [Line Items]
Current - advance payments received from customers	354	0
Non-current - advance payments received from customers	49,288	44,756
Advance payments received from customers	49,642	44,756
Balance as of Jan 1	44,756
Balance as of Dec 31	€ 49,642	€ 44,756

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.